Acquisition	12 Months Ended
Dec. 31, 2019
Acquisition
Acquisition

Note 23: Acquisition

On June 14, 2018, the Company and Powhatan Point Community Bancshares, Inc. (“Powhatan Point”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which Powhatan Point merged with and into the Company on October 15, 2018. The First National Bank of Powhatan Point, wholly-owned subsidiary of Powhatan Point, operated from one full-service office located in Powhatan Point, Ohio. That office became a branch of Unified Bank after the merger.

Under the terms of the Merger Agreement, the shareholders of Powhatan Point received 6.9233 shares of common stock of United Bancorp and $28.52 in cash per outstanding share of Powhatan Point stock.

The merger with Powhatan Point was accounted for using the acquisition method of accounting and, accordingly, assets acquired, liabilities assumed and consideration paid were recorded at their estimated fair values as of the merger date. The following table summarizes the allocation purchase prices for Powhatan Point.

(in thousands)
ASSETS		LIABILITIES
Cash and cash equivalents	$24,986	Deposits
Deposits in other banks	3,461	Non interest bearing	$19,287
FHLB stock	78	Savings	30,533
Investments	23,865	Certificates of Deposit	5,772

Commercial	3,019	Total Deposits	55,592
Residential	2,403
Installment	1,357
Total loans	6,779

Premise and equipment, net	548	Interest payable and other liabilities	496
Core deposit intangible	1,028
Goodwill	682
Bank owned life insurance	612
Accrued interest receivable	145
Deferred federal income taxes	20
Other assets	124
Total assets purchased	$62,328	Total liabilities assumed
Common shares issued	$4,711		$56,088
Cash paid	1,529
Estimated purchase price	$6,240

Of the total purchase price of $6.2 million, $1.0 million has been allocated to core deposit intangible. Additionally, $682,000 has been allocated to goodwill. The core deposit will be amortized over 7 years on a straight line basis. Direct costs related to the acquisition were expensed as incurred and reflected in other noninterest expense in the consolidated statement of income for the year ended December 31, 2018. The amount of goodwill reflects the Company’s expansion in the Powhatan Point market and related synergies that are expected to result from the acquisition and represent the excess purchase price over the estimated fair value of the net assets acquired. The goodwill will not be amortizable in the Company’s financial statements and will not be deductible for tax purposes. Goodwill will be subject to an annual test for impairment and the amount impaired, if any, will be charged to expense at the time of impairment.

The Company acquired various loans in the acquisition for which none had evidence of deterioration of credit quality since origination. The fair value of assets acquired includes loans with a fair value of $6,779,000. The gross principal and contractual interest due under the contracts is $6,875,000, of which $86,000 is expected to be uncollectible.

The results of Powhatan Point have been included in the Company’s consolidated financial statements since the October 15, 2018 acquisition date. The following schedule includes pro-forma results for the period ended December 31, 2018 and 2017 as if Powhatan Point had occurred as of the beginning of the comparable prior-reporting periods.

Summary of Operations
(Unaudited):	Dec 31, 2018	Dec 31, 2017
Net Interest Income	$19,409	$16,977
Provision for Loan Losses	302	110

Net Interest Income after Provision for Loan Losses	19,107	16,817
Non-interest Income	3,736	3,547
Non-interest Expense	16,017	14,500

Income before Income Taxes	6,826	5,914
Income Tax Expense	563	2,088

Net Income	6,263	3,825
Net Income Available to Common Shareholders	$6,049	$3,710

Basic and Diluted Earnings Per Share	$1.22	$0.79

The pro forma information includes adjustments for merger related expenses, amortization of intangible, adjustments to accruals and related tax effects. The pro-forma information for the year ended 2018 includes approximately $220,000, net of tax operating revenue from Powhatan Point since the acquisition, $1.1 million of non-recurring expenses directly related to the acquisition, and approximately $156,000 net of tax related to an accrual adjustment for retirement benefits.

The pro-forma financial information is presented for informational purposes as is not indicative of the results of operations that actually would of have been achieved had the acquisition been consummated as of that time, nor is it intended to be a projection of future results.